LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 11,908	$ 28,793	$ 25,919
Financing Receivable, Nonaccrual, No Allowance	16,715	19,599	54,833
Nonaccrual loans	28,623	48,392	80,752
Restructured loans - accrual status	11,000	11,600	7,100
Interest income effect
Gross amount of interest that would have been recorded under original terms	3,247	5,132	5,892
Interest included in income
Nonaccrual loans	1,134	1,618	1,636
Restructured loans	424	314	426
Impaired Financing Receivable, Interest Income, Accrual Method	1,558	1,932	2,062
Net impact on interest income	1,689	3,200	3,830
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	0	0
Restructured loans - nonaccrual status	10,000	16,000	14,700
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	6,692	11,077	18,711
Financing Receivable, Nonaccrual, No Allowance	1,550	6,285	10,519
Nonaccrual loans	8,242	17,362	29,230
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	178	203	0
Nonaccrual loans	178	203	0
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	0	0	0
Nonaccrual loans	0	0	0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	5,216	17,716	6,957
Financing Receivable, Nonaccrual, No Allowance	570	1,796	27,725
Nonaccrual loans	5,786	19,512	34,682
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	251
Financing Receivable, Nonaccrual, No Allowance	10,691	8,305	11,350
Nonaccrual loans	10,691	8,305	11,601
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	3,123	2,922	5,076
Nonaccrual loans	3,123	2,922	5,076
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0	0
Financing Receivable, Nonaccrual, No Allowance	603	88	163
Nonaccrual loans	$ 603	$ 88	$ 163